Premises And Equipment [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Components Of Premises And Equipment [Table Text Block]

	2013	2014
	(in millions)
Land	¥379,943	¥403,184
Buildings	723,902	747,998
Equipment and furniture	767,733	929,939
Leasehold improvements	236,353	251,875
Construction in progress	17,976	27,606

Total	2,125,907	2,360,602
Less accumulated depreciation	1,066,853	1,123,954

Premises and equipment-net	¥1,059,054	¥1,236,648